Lease Liabilities	12 Months Ended
Jun. 30, 2026
Lease Liabilities [Abstract]
Lease liabilities
13.	Lease liabilities

Company as a lessee

The Company has lease contracts for leasehold premises and plant and machinery. The Company’s obligations under these leases are secured by the lessor’s title to the leased assets. The Company is restricted from assigning and subleasing the leased assets.

The Company also has certain leases with lease terms of 12 months or less and leases with low value. The Company applies the ’short-term lease’ and ‘lease of low-value assets’ recognition exemptions for these leases.

Carrying amount of right-of-use assets presented within property, plant and equipment

	Leasehold premises	Plant and machinery	Total	Total
	RM	RM	RM	USD
At July 1, 2024	1,034,989	2,157,262	3,192,251	782,031
Addition	863,305	-	863,305	211,491
Written off	(347,814)	-	(347,814)	(85,207)
Depreciation	(469,835)	(348,516)	(818,351)	(200,478)
At June 30, 2025	1,080,645	1,808,746	2,889,391	707,837
Addition	2,557,158	81,368	2,638,526	646,381
Disposal	-	(271,330)	(271,330)	(66,470)
Transfer	-	(1,296,271)	(1,296,271)	(317,558)
Depreciation	(539,452)	(322,513)	(861,965)	(211,162)
At June 30, 2026	3,098,351	-	3,098,351	759,028

Lease liabilities

The carrying amount of lease liabilities and the movement during the financial year are disclosed elsewhere in the financial statements, and the maturity analysis of lease liabilities is disclosed in Note 24.

	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	USD
Current	886,595	594,266	145,582
Non-current	695,284	2,548,506	624,328
	1,581,879	3,142,772	769,910

Amounts recognized in profit or loss

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Depreciation of right-of-use assets	807,438	818,351	861,965	211,162
Interest expense on lease liabilities (Note 17)	182,280	114,732	85,187	20,869
Short-term lease expenses (Note 20)	62,689	64,807	50,772	12,438
	1,052,407	997,890	997,924	244,469

Total cash outflows

The Company had total cash outflows for leases of RM1,132,224 (2025: RM 1,412,077).